Property, Plant and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Property, Plant and Equipment
Balance, beginning	$ 1,514
Balance, end	1,631	$ 1,514
Cost
Property, Plant and Equipment
Balance, beginning	21,088	20,993
Additions	10	803
Change in decommissioning provision	472
Deconsolidation		(708)
Balance, end	21,570	21,088
Accumulated amortization
Property, Plant and Equipment
Balance, beginning	(19,574)	(18,906)
Amortisation	(365)	(668)
Balance, end	(19,939)	(19,574)
Leasehold improvements
Property, Plant and Equipment
Balance, beginning	101
Balance, end	73	101
Leasehold improvements | Cost
Property, Plant and Equipment
Balance, beginning	143	143
Balance, end	143	143
Leasehold improvements | Accumulated amortization
Property, Plant and Equipment
Balance, beginning	(42)	(5)
Amortisation	(28)	(37)
Balance, end	(70)	(42)
Furniture and fixtures
Property, Plant and Equipment
Balance, beginning	45
Balance, end	43	45
Furniture and fixtures | Cost
Property, Plant and Equipment
Balance, beginning	54	9
Additions	10	45
Balance, end	64	54
Furniture and fixtures | Accumulated amortization
Property, Plant and Equipment
Balance, beginning	(9)	(1)
Amortisation	(12)	(8)
Balance, end	(21)	(9)
Demonstration Plant
Property, Plant and Equipment
Balance, beginning	600
Balance, end	1,072	600
Demonstration Plant | Cost
Property, Plant and Equipment
Balance, beginning	19,500	19,500
Change in decommissioning provision	472
Balance, end	19,972	19,500
Demonstration Plant | Accumulated amortization
Property, Plant and Equipment
Balance, beginning	(18,900)	(18,900)
Balance, end	(18,900)	(18,900)
Aqualung
Property, Plant and Equipment
Balance, beginning	768
Balance, end	443	768
Aqualung | Cost
Property, Plant and Equipment
Balance, beginning	1,391	1,341
Additions		50
Balance, end	1,391	1,391
Aqualung | Accumulated amortization
Property, Plant and Equipment
Balance, beginning	(623)
Amortisation	(325)	(623)
Balance, end	$ (948)	(623)
Land | Cost
Property, Plant and Equipment
Additions		708
Deconsolidation		$ (708)